LEASES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2021
Leases
SCHEDULE OF OPERATING LEASE ASSETS AND LIABILITIES

The following information pertains to the Company’s leases as of the balance sheet dates indicated:

Assets	Classification	September 30, 2022	March 31, 2022
Operating leases	Right-of-use assets, net	$473,993	$593,389
Total lease assets		$473,993	$593,389

Liabilities
Operating leases	Accrued and other current liabilities	$70,789	$134,578
Operating leases	Lease liability, long-term	413,587	461,515
Total lease liabilities		$484,376	$596,093

The following information pertains to the Company’s leases as of the balance sheet dates indicated:

		As of March 31,
Assets	Classification	2022	2021
Operating leases	Right-of-use assets, net	$593,389	$428,075
Total lease assets		$593,389	$428,075

Liabilities
Operating leases	Accrued and other current liabilities	$134,578	$373,398
Operating leases	Lease liability, long-term	461,515	77,810
Total lease liabilities		$596,093	$451,208

SCHEDULE OF OPERATING LEASE COSTS

The following information pertains to the Company’s leases for the periods indicated:

		Three Months Ended September 30,
Lease cost	Classification	2022	2021
Operating lease cost	General and administrative expenses	$21,831	$305,680
Operating lease cost	Depreciation and amortization	-	-
Operating lease cost	Interest expense, net	-	-
Total lease cost		$21,831	$305,680

Expense pertaining to the Company’s leases for the periods indicated is as follows:

		Fiscal Year Ended March 31,
Lease cost	Classification	2022	2021
Operating lease cost	General and administrative expenses	$585,015	$495,272
Operating lease cost	Depreciation and amortization	-	-
Operating lease cost	Interest expense, net	-	-
Total lease cost		$585,015	$495,272

SCHEDULE OF OPERATING LEASE LIABILITY PAYABLE

The Company’s lease liabilities are payable as follows:

Twelve months ending September 30,	Amount
2023	$72,962
2024	99,367
2025	102,147
2026	104,926
2027	107,706
Thereafter	252,241
Total remaining payments	739,349
Less imputed interest	254,973
Total lease liability	$484,376

The Company’s lease liabilities are payable as follows:

Twelve months ending March 31,	Amount
2023	$154,310
2024	96,944
2025	99,458
2026	102,231
2027	105,048
Thereafter	258,025
Total remaining payments	816,016
Less imputed interest	219,923
Total lease liability	$596,093